UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

Investment Company Act file number 811-06211

Name of Fund: Merrill Lynch U.S. Treasury Money Fund

Fund Address: P.O. Box 9011
              Princeton, NJ 08543-9011

Name and address of agent for service: Robert C. Doll, Jr., Chief Executive
      Officer, Merrill Lynch U.S. Treasury Money Fund, 800 Scudders Mill Road, Plainsboro, NJ 08536. Mailing address: P.O. Box 9011, Princeton, NJ 08543-9011

Registrant's telephone number, including area code: (609) 282-2800

Date of fiscal year end: 11/30/06

Date of reporting period: 12/01/05- 11/30/06

Item 1 - Report to Stockholders

Annual Report
November 30, 2006

Merrill Lynch
U.S. Treasury Money Fund

Merrill Lynch U.S. Treasury Money Fund

Portfolio Composition as a Percent of Net Assets

                                                           As of          As of
                                                         11/30/06        5/31/06
--------------------------------------------------------------------------------
U.S. Treasury Bills ..............................         90.7%          82.0%
U.S. Treasury Notes ..............................          9.0           17.3
Other Assets Less Liabilities ....................          0.3            0.7
                                                        ------------------------
Total ............................................        100.0%         100.0%
                                                        ========================

Important Tax Information

Of the ordinary income distributions paid by Merrill Lynch U.S. Treasury Money Fund during the year ended November 30, 2006, 99.93% was attributable to federal obligations. Additionally, at least 50% of the assets of the Fund were invested in federal obligations at the end of each fiscal quarter.

The law varies in each state as to whether and what percentage of dividend income attributable to federal obligations is exempt from state income tax. We recommend that you consult your tax adviser to determine if any portion of the dividends you received is exempt from state income tax.

The following information is provided with respect to the ordinary income distributions paid during the fiscal year ended November 30, 2006.

--------------------------------------------------------------------------------
Interest-Related Dividends for Non-U.S. Residents ..................     99.93%*

Short-Term Capital Gain Dividends for Non-U.S. Residents ...........       .07%*
--------------------------------------------------------------------------------
* Represents the portion of the taxable ordinary income dividends eligible for exemption from U.S. withholding tax for nonresident aliens and foreign corporations.

Proxy Results

During the six-month period ended November 30, 2006, Merrill Lynch U.S. Treasury Money Fund's shareholders voted on the following proposals. On July 31, 2006, a special shareholders' meeting was adjourned with respect to the Proposals until August 31, 2006, at which time they passed. A description of the proposals and number of shares voted were as follows:

---------------------------------------------------------------------------------------------------------
                                                        Shares Voted       Shares Voted      Shares Voted
                                                            For               Against           Abstain
---------------------------------------------------------------------------------------------------------
To approve a new investment advisory agreement
with BlackRock Advisors, Inc.                            30,241,874          1,386,237         1,065,192
---------------------------------------------------------------------------------------------------------
To approve a contingent subadvisory agreement
with BlackRock Advisors, Inc.                            30,226,649          1,386,857         1,079,797
---------------------------------------------------------------------------------------------------------


2       MERRILL LYNCH U.S. TREASURY MONEY FUND          NOVEMBER 30, 2006

A Letter to Shareholders

Dear Shareholder

As 2006 nears a conclusion, we are able to say it has been an interesting year for investors. After a volatile start and far-reaching mid-year correction, the financial markets regained some positive momentum through late summer and into fall. For the six-month and 12-month periods ended November 30, 2006, the major market indexes posted positive returns:

Total Returns as of November 30, 2006                                   6-month       12-month
==============================================================================================
U.S. equities (Standard & Poor's 500 Index)                             +11.33%       +14.23%
----------------------------------------------------------------------------------------------
Small cap U.S. equities (Russell 2000 Index)                            + 9.72        +17.43
----------------------------------------------------------------------------------------------
International equities (MSCI Europe, Australasia, Far East Index)       +11.19        +28.20
----------------------------------------------------------------------------------------------
Fixed income (Lehman Brothers Aggregate Bond Index)                     + 5.93        + 5.94
----------------------------------------------------------------------------------------------
Tax-exempt fixed income (Lehman Brothers Municipal Bond Index)          + 4.53        + 6.12
----------------------------------------------------------------------------------------------
High yield bonds (Credit Suisse High Yield Index)                       + 6.28        +11.53
----------------------------------------------------------------------------------------------

After raising the target short-term interest rate 17 times between June 2004 and June 2006, the Federal Reserve Board (the Fed) finally opted to pause on August
8. This left the federal funds rate at 5.25%, where it remained through the September, October and December Federal Open Market Committee meetings. In interrupting its two-year interest rate-hiking campaign, the Fed acknowledged that economic growth is slowing, led by softness in the housing market. However, the central bankers continue to take a cautionary position on inflation, despite a decline in energy prices in the fall. At the time of this writing, the price of crude oil was roughly $62 per barrel after reaching nearly $78 per barrel in the summer.

Notwithstanding the mid-year correction, equity markets generally found support in solid corporate earnings reports in the first three quarters of the year. Overall corporate health, including strong company balance sheets, helped to sustain robust dividend-distribution, share-buyback and merger-and-acquisition activity. Many international equity markets fared equally well or better, thanks in part to higher economic growth rates and low inflation.

In the U.S. bond market, prices declined (and yields correspondingly rose) for much of the year as investors focused on decent economic activity and inflation concerns. Bond prices began to improve (yields fell) in the summer as the economy showed signs of weakening and the Fed paused. Notably, the Treasury curve inverted periodically, a phenomenon typically associated with periods of economic weakness. At the end of November, the one-month Treasury bill offered the highest yield on the curve at 5.22%, while the 30-year Treasury bond had a yield of 4.56%.

Amid the uncertainty inherent in the financial markets, we encourage you to review your goals periodically with your financial professional and to make portfolio changes, as needed. For additional insight and timely "food for thought" for investors, we also invite you to visit Shareholder magazine at www.blackrock.com/shareholdermagazine. We are pleased to make our investor-friendly magazine available to you online. We thank you for trusting BlackRock with your investment assets, and we look forward to continuing to serve your investment needs.

                                                         Sincerely,


                                                         /s/ Robert C. Doll, Jr.

                                                         Robert C. Doll, Jr.
                                                         President and Director


        MERRILL LYNCH U.S. TREASURY MONEY FUND          NOVEMBER 30, 2006      3

Disclosure of Expenses

Shareholders of this Fund may incur the following charges: (a) expenses related to transactions, including sales charges, redemption fees and exchange fees; and
(b) operating expenses including advisory fees, distribution fees including 12b-1 fees and other Fund expenses. The following example (which is based on a hypothetical investment of $1,000 invested on June 1, 2006 and held through November 30, 2006) is intended to assist shareholders both in calculating expenses based on an investment in the Fund and in comparing these expenses with similar costs of investing in other mutual funds.

The first table below provides information about actual account values and actual expenses. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number in the first line under the heading entitled "Expenses Paid During the Period."

The second table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in this Fund and other funds, compare the 5% hypothetical example with the 5% hypothetical examples that appear in other funds' shareholder reports.

The expenses shown in the table are intended to highlight shareholders' ongoing costs only and do not reflect any transactional expenses, such as sales charges, redemption fees or exchange fees. Therefore, the second table is useful in comparing ongoing expenses only, and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.

                                                                                                 Expenses Paid
                                                           Beginning             Ending        During the Period*
                                                         Account Value       Account Value      June 1, 2006 to
                                                         June 1, 2006      November 30, 2006   November 30, 2006
=================================================================================================================
Actual
=================================================================================================================
Merrill Lynch U.S. Treasury Money Fund                       $1,000            $1,021.70             $3.24
-----------------------------------------------------------------------------------------------------------------
Hypothetical (5% annual return before expenses)**
=================================================================================================================
Merrill Lynch U.S. Treasury Money Fund                       $1,000            $1,021.89             $3.24
-----------------------------------------------------------------------------------------------------------------

* Expenses are equal to the Fund's annualized expense ratio of .64%, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period shown).
** Hypothetical 5% annual return before expenses is calculated by pro-rating the number of days in the most recent fiscal half year divided by 365.


4       MERRILL LYNCH U.S. TREASURY MONEY FUND          NOVEMBER 30, 2006

Schedule of Investments as of November 30, 2006 (in Thousands)

                                                        Face           Interest           Maturity
Issue                                                  Amount            Rate*              Date         Value
===============================================================================================================
U.S. Treasury Bills--90.7%
===============================================================================================================
U.S. Treasury Bills                                   $10,118        4.755 - 5.12 %      12/07/2006     $10,110
                                                        4,017                5.135       12/14/2006       4,010
                                                       13,156       4.7275 - 5.16        12/21/2006      13,119
                                                        9,795        4.756 - 5.151       12/28/2006       9,758
                                                        2,510                4.835        1/04/2007       2,499
                                                        5,048                4.98         1/25/2007       5,012
                                                        2,198                4.964        2/15/2007       2,175
                                                        3,000                4.95         2/22/2007       2,966
                                                        1,300                4.99         5/31/2007       1,268
---------------------------------------------------------------------------------------------------------------
Total U.S. Treasury Bills (Cost--$50,913) ............................................................   50,917
===============================================================================================================
U.S. Treasury Notes--9.0%
===============================================================================================================
U.S. Treasury Notes                                     4,100                3.125        1/31/2007       4,087
                                                        1,000                3.375        2/28/2007         996
---------------------------------------------------------------------------------------------------------------
Total U.S. Treasury Notes (Cost--$5,081) .............................................................    5,083
---------------------------------------------------------------------------------------------------------------
Total Investments (Cost--$55,994**)--99.7% ...........................................................   56,000

Other Assets Less Liabilities--0.3% ..................................................................      161
                                                                                                        -------
Net Assets--100.0% ...................................................................................  $56,161
                                                                                                        =======

* U.S. Treasury Bills are traded on a discount basis; the interest rates shown are the range of discount rates paid at the time of purchase. U.S. Treasury Notes bear interest at the rates shown, payable at fixed dates until maturity.
** The cost and unrealized appreciation of investments, as of November 30, 2006, as computed for federal income tax purposes, were as follows:

      Aggregate cost ..........................................          $55,994
                                                                         =======
      Gross unrealized appreciation ...........................          $     6
      Gross unrealized depreciation ...........................               --
                                                                         -------
      Net unrealized appreciation .............................          $     6
                                                                         =======

      See Notes to Financial Statements.


        MERRILL LYNCH U.S. TREASURY MONEY FUND          NOVEMBER 30, 2006      5

Statement of Assets and Liabilities

As of November 30, 2006
==================================================================================================================================
Assets
----------------------------------------------------------------------------------------------------------------------------------
            Investments in unaffiliated securities, at value (identified cost--$55,994,018) .....                    $  56,000,129
            Receivables:
               Beneficial interest sold .........................................................   $     241,228
               Interest .........................................................................          51,402          292,630
                                                                                                    -------------
            Prepaid expenses and other assets ...................................................                           32,099
                                                                                                                     -------------
            Total assets ........................................................................                       56,324,858
                                                                                                                     -------------
==================================================================================================================================
Liabilities
----------------------------------------------------------------------------------------------------------------------------------
            Bank overdraft ......................................................................                           31,850
            Payables:
               Beneficial interest redeemed .....................................................          99,024
               Distributor ......................................................................           7,630
               Investment adviser ...............................................................           6,600
               Other affiliates .................................................................           3,073          116,327
                                                                                                    -------------
            Accrued expenses ....................................................................                           15,597
                                                                                                                     -------------
            Total liabilities ...................................................................                          163,774
                                                                                                                     -------------
==================================================================================================================================
Net Assets
----------------------------------------------------------------------------------------------------------------------------------
            Net assets ..........................................................................                    $  56,161,084
                                                                                                                     =============
==================================================================================================================================
Net Assets Consist of
----------------------------------------------------------------------------------------------------------------------------------
            Shares of beneficial interest, $.10 par value, unlimited number of shares authorized                     $   5,615,476
            Paid-in capital in excess of par ....................................................                       50,539,279
            Undistributed realized capital gains--net ...........................................   $         218
            Unrealized appreciation--net ........................................................           6,111
                                                                                                    -------------
            Total accumulated earnings--net .....................................................                            6,329
                                                                                                                     -------------
            Net assets--Equivalent to $1.00 per share based on 56,154,755 shares of beneficial
             interest outstanding ...............................................................                    $  56,161,084
                                                                                                                     =============

      See Notes to Financial Statements.


6       MERRILL LYNCH U.S. TREASURY MONEY FUND          NOVEMBER 30, 2006

Statement of Operations

For the Year Ended November 30, 2006
==================================================================================================================================
Investment Income
----------------------------------------------------------------------------------------------------------------------------------
            Interest and amortization of premium and discount earned ............................                    $   2,769,604
==================================================================================================================================
Expenses
----------------------------------------------------------------------------------------------------------------------------------
            Investment advisory fees ............................................................   $     303,062
            Distribution fees ...................................................................          75,527
            Professional fees ...................................................................          45,266
            Accounting services .................................................................          38,691
            Trustees' fees and expenses .........................................................          33,494
            Registration fees ...................................................................          29,854
            Printing and shareholder reports ....................................................          25,310
            Transfer agent fees .................................................................          15,757
            Custodian fees ......................................................................           7,379
            Pricing fees ........................................................................             850
            Other ...............................................................................          13,077
                                                                                                    -------------
            Total expenses before waiver ........................................................         588,267
            Waiver of expenses ..................................................................        (212,143)
                                                                                                    -------------
            Total expenses after waiver .........................................................                          376,124
                                                                                                                     -------------
            Investment income--net ..............................................................                        2,393,480
                                                                                                                     -------------
==================================================================================================================================
Realized & Unrealized Gain--Net
----------------------------------------------------------------------------------------------------------------------------------
            Realized gain on investments--net ...................................................                            1,797
            Change in unrealized appreciation/depreciation on investments--net ..................                            7,496
                                                                                                                     -------------
            Total realized and unrealized gain--net .............................................                            9,293
                                                                                                                     -------------
            Net Increase in Net Assets Resulting from Operations ................................                    $   2,402,773
                                                                                                                     =============

      See Notes to Financial Statements.


        MERRILL LYNCH U.S. TREASURY MONEY FUND          NOVEMBER 30, 2006      7

Statements of Changes in Net Assets

                                                                                                          For the Year Ended
                                                                                                             November 30,
                                                                                                    ------------------------------
Increase (Decrease) in Net Assets:                                                                       2006             2005
==================================================================================================================================
Operations
----------------------------------------------------------------------------------------------------------------------------------
            Investment income--net ..............................................................   $   2,393,480    $   1,227,292
            Realized gain--net ..................................................................           1,797            2,905
            Change in unrealized appreciation/depreciation--net .................................           7,496           15,003
                                                                                                    ------------------------------
            Net increase in net assets resulting from operations ................................       2,402,773        1,245,200
                                                                                                    ------------------------------
==================================================================================================================================
Dividends & Distributions to Shareholders
----------------------------------------------------------------------------------------------------------------------------------
            Investment income--net ..............................................................      (2,393,480)      (1,227,292)
            Realized gain--net ..................................................................          (1,579)          (2,905)
                                                                                                    ------------------------------
            Net decrease in net assets resulting from dividends and distributions to shareholders      (2,395,059)      (1,230,197)
                                                                                                    ------------------------------
==================================================================================================================================
Beneficial Interest Transactions
----------------------------------------------------------------------------------------------------------------------------------
            Net proceeds from sale of shares ....................................................     115,414,105      108,100,327
            Value of shares issued to shareholders in reinvestment of dividends and distributions       2,395,059        1,230,197
                                                                                                    ------------------------------
            Total shares issued .................................................................     117,809,164      109,330,524
            Cost of shares redeemed .............................................................    (116,836,340)    (104,896,495)
                                                                                                    ------------------------------
            Net increase in net assets derived from beneficial interest transactions ............         972,824        4,434,029
                                                                                                    ------------------------------
==================================================================================================================================
Net Assets
----------------------------------------------------------------------------------------------------------------------------------
            Total increase in net assets ........................................................         980,538        4,449,032
            Beginning of year ...................................................................      55,180,546       50,731,514
                                                                                                    ------------------------------
            End of year .........................................................................   $  56,161,084    $  55,180,546
                                                                                                    ==============================

      See Notes to Financial Statements.


8       MERRILL LYNCH U.S. TREASURY MONEY FUND          NOVEMBER 30, 2006

Financial Highlights

                                                                                       For the Year Ended
                                                                                          November 30,
The following per share data and ratios have been derived     ------------------------------------------------------------------
from information provided in the financial statements.           2006          2005           2004          2003          2002
================================================================================================================================
Per Share Operating Performance
--------------------------------------------------------------------------------------------------------------------------------
            Net asset value, beginning of year ............   $    1.00     $    1.00      $    1.00     $    1.00     $    1.00
                                                              ------------------------------------------------------------------
            Investment income--net ........................       .0396         .0222          .0052         .0053         .0118
            Realized and unrealized gain (loss)--net ......          --*        .0004         (.0004)       (.0001)       (.0004)
                                                              ------------------------------------------------------------------
            Total from investment operations ..............       .0396         .0226          .0048         .0052         .0114
                                                              ------------------------------------------------------------------
            Less dividends and distributions:
               Investment income--net .....................      (.0396)       (.0222)        (.0052)       (.0053)       (.0118)
               Realized gain--net .........................          --**      (.0001)        (.0001)       (.0001)       (.0001)
                                                              ------------------------------------------------------------------
            Total dividends and distributions .............      (.0396)       (.0223)        (.0053)       (.0054)       (.0119)
                                                              ------------------------------------------------------------------
            Net asset value, end of year ..................   $    1.00     $    1.00      $    1.00     $    1.00     $    1.00
                                                              ==================================================================
            Total Investment Return .......................        4.04%         2.26%           .53%          .54%         1.20%
                                                              ==================================================================
================================================================================================================================
Ratios to Average Net Assets
--------------------------------------------------------------------------------------------------------------------------------
            Expenses, net of waiver .......................         .62%          .58%           .67%          .61%          .66%
                                                              ==================================================================
            Expenses ......................................         .97%          .93%          1.02%          .96%         1.01%
                                                              ==================================================================
            Investment income and realized gain (loss)--net        3.95%         2.23%           .50%          .57%         1.20%
                                                              ==================================================================
================================================================================================================================
Supplemental Data
--------------------------------------------------------------------------------------------------------------------------------
            Net assets, end of year (in thousands) ........   $  56,161     $  55,181      $  50,732     $  65,010     $  78,943
                                                              ==================================================================

*     Amount is less than $.0001 per share.
**    Amount is less than $(.0001) per share.

      See Notes to Financial Statements.


        MERRILL LYNCH U.S. TREASURY MONEY FUND          NOVEMBER 30, 2006      9

Notes to Financial Statements

1. Significant Accounting Policies:

Merrill Lynch U.S. Treasury Money Fund (the "Fund") is registered under the Investment Company Act of 1940, as amended, as a no-load, diversified, open-end management investment company. The Fund's financial statements are prepared in conformity with U.S. generally accepted accounting principles, which may require the use of management accruals and estimates. Actual results may differ from these estimates. The following is a summary of significant accounting policies followed by the Fund.

(a) Valuation of investments -- Portfolio securities with remaining maturities of greater than sixty days, for which market quotations are readily available, are valued at market value. As securities transition from sixty-one to sixty days to maturity, the difference between the valuation existing on the sixty-first day before maturity and maturity value is amortized on a straight-line basis to maturity. Securities maturing sixty days or less from their date of acquisition are valued at amortized cost, which approximates market value. Valuation of other short-term investment vehicles is generally based on the net asset value of the underlying investment vehicle or amortized cost. For purposes of valuation, the maturity of a variable rate security is deemed to be the next coupon date on which the interest rate is to be adjusted. Other investments for which market value quotations are not available are valued at their fair value as determined in good faith by or under the direction of the Fund's Board of Trustees.

(b) Income taxes -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no federal income tax provision is required.

(c) Security transactions and investment income -- Security transactions are recorded on the dates the transactions are entered into (the trade dates). Realized gains and losses on security transactions are determined on the identified cost basis. Interest income (including amortization of premium and discount) is recognized on the accrual basis.

(d) Prepaid registration fees -- Prepaid registration fees are charged to expense as the related shares are issued.

(e) Dividends and distributions to shareholders -- The Fund declares dividends daily and reinvests daily such dividends in additional Fund shares at net asset value. Dividends are declared from the total of net investment income. Distributions of net realized gain, if any, on investments are paid at least annually.

(f) Securities lending -- The Fund may lend securities to financial institutions that provide cash or securities issued or guaranteed by the U.S. government as collateral, which will be maintained at all times in an amount equal to at least 100% of the current market value of the loaned securities. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. Where the Fund receives securities as collateral for the loaned securities, it collects a fee from the borrower. The Fund typically receives the income on the loaned securities but does not receive the income on the collateral. Where the Fund receives cash collateral, it may invest such collateral and retain the amount earned on such investment, net of any amount rebated to the borrower. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within five business days. The Fund may pay reasonable finder's, lending agent, administrative and custodial fees in connection with its loans. In the event that the borrower defaults on its obligation to return borrowed securities because of insolvency or for any other reason, the Fund could experience delays and costs in gaining access to the collateral. The Fund also could suffer a loss where the value of the collateral falls below the market value of the borrowed securities, in the event of borrower default or in the event of losses on investments made with cash collateral.

(g) Recent accounting pronouncements -- In July 2006, the Financial Accounting Standards Board ("FASB") issued Interpretation No. 48 ("FIN 48"), "Accounting for Uncertainty in Income Taxes -- an interpretation of FASB Statement No. 109." FIN 48 prescribes the minimum recognition threshold a tax position must meet in connection with accounting for uncertainties in income tax positions taken or expected to be taken by an entity including mutual funds before being measured and recognized in the financial statements. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006. The impact on the Fund's financial statements, if any, is currently being assessed.

In addition, in September 2006, Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" ("FAS 157"), was issued and is effective for fiscal years beginning after November 15, 2007. FAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Man-


10      MERRILL LYNCH U.S. TREASURY MONEY FUND          NOVEMBER 30, 2006
agement is currently evaluating the implication of FAS 157. At this time its impact on the Fund's financial statements has not been determined.

(h) Bank overdraft -- The Fund recorded a bank overdraft, which resulted from management estimates of available cash.

2. Investment Advisory Agreement and Transactions with Affiliates:

On September 29, 2006, BlackRock, Inc. and Merrill Lynch & Co., Inc. ("Merrill Lynch") combined Merrill Lynch's investment management business, Merrill Lynch Investment Managers, L.P. ("MLIM"), and its affiliates, with BlackRock, Inc. to create a new independent company. Merrill Lynch has a 49.8% economic interest and a 45% voting interest in the combined company and The PNC Financial Services Group, Inc., has approximately a 34% economic and voting interest. The new company operates under the BlackRock name and is governed by a board of directors with a majority of independent members.

On August 31, 2006, shareholders of the Fund approved a new Investment Advisory Agreement with BlackRock Advisors, Inc. (the "Manager"), an indirect, wholly owned subsidiary of BlackRock, Inc. BlackRock Advisors, Inc. was recently reorganized into a limited liability company and renamed BlackRock Advisors, LLC. The new Investment Advisory Agreement between the Fund and the Manager became effective on September 29, 2006. Prior to September 29, 2006, MLIM was the Manager. The general partner of MLIM is Princeton Services, Inc. ("PSI"), an indirect, wholly owned subsidiary of Merrill Lynch, which is the limited partner. The Fund has also entered into separate Distribution Agreements and a Distribution Plan with FAM Distributors, Inc. ("FAMD") and BlackRock Distributors, Inc. ("BDI") (collectively, the "Distributor"). FAMD is a wholly owned subsidiary of Merrill Lynch Group, Inc. and BDI is an affiliate of BlackRock, Inc.

The Manager is responsible for the management of the Fund's portfolio and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of the Fund. For such services, the Fund pays a monthly fee at the annual rate of .50% of the average daily net assets of the Fund. The Manager (and formerly MLIM) has agreed to waive .35% of its fee, resulting in an annual fee equal to .15% of the average daily net assets of the Fund. For the period December 1, 2005 to September 29, 2006, MLIM earned fees of $259,143, of which $181,400 was waived. For the period September 30, 2006 to November 30, 2006, the Manager earned fees of $43,919, of which $30,743 was waived. In addition, the Manager has entered into a sub-advisory agreement with BlackRock Institutional Management Corporation, an affiliate of the Manager, under which the Manager pays the Sub-Adviser for services it provides a fee that is a percentage of the management fee paid by the Fund to the Manager.

Pursuant to the Shareholder Servicing Plans in compliance with Rule 12b-1 under the Investment Company Act of 1940, the Distributor receives a distribution fee from the Fund. The fee is accrued daily and paid monthly at the annual rate of ..125% of average daily net assets of the Fund. The distribution fee is to compensate the Distributor for providing, or arranging for the provision of, account maintenance and sales and promotional activities and services with respect to shares of the Fund.

The Fund has received an exemptive order from the Securities and Exchange Commission permitting it to lend portfolio securities to Merrill Lynch, Pierce, Fenner & Smith Incorporated ("MLPF&S"), a wholly owned subsidiary of Merrill Lynch and an affiliate of the Distributor, or its affiliates. Pursuant to that order, the Fund has retained BlackRock Investment Management, LLC ("BIM"), an affiliate of the Manager, as the securities lending agent for a fee based on a share of the returns on investment of cash collateral. Prior to September 29, 2006, BIM was organized as Merrill Lynch Investment Managers, LLC ("MLIM, LLC"), an affiliate of MLIM, and MLIM, LLC was the securities lending agent. BIM may, on behalf of the Fund, invest cash collateral received by the Fund for such loans, among other things, in a private investment company managed by the Manager or in registered money market funds advised by the Manager or its affiliates.

Financial Data Services, Inc. ("FDS"), a wholly owned subsidiary of Merrill Lynch, is the Fund's transfer agent.

For the year ended November 30, 2006, the Fund reimbursed MLIM and the Manager $1,268 and $204, respectively, for certain accounting services.

Prior to September 29, 2006, certain officers and/or trustees of the Fund were officers and/or directors of MLIM, PSI, FAMD, FDS, Merrill Lynch, and/or MLIM, LLC.

Commencing September 29, 2006, certain officers and/or trustees of the Fund are officers and/or directors of BlackRock, Inc. or its affiliates.


        MERRILL LYNCH U.S. TREASURY MONEY FUND          NOVEMBER 30, 2006     11

Notes to Financial Statements (concluded)

3. Shares of Beneficial Interest:

The number of shares sold, reinvested and redeemed during the years corresponds to the amounts included in the Statements of Changes in Net Assets for net proceeds from sale of shares, value of shares reinvested and cost of shares redeemed, respectively, since shares are recorded at $1.00 per share.

4. Distributions to Shareholders:

The tax character of distributions paid during the fiscal years ended November 30, 2006 and November 30, 2005 was as follows:

--------------------------------------------------------------------------------
                                                  11/30/2006          11/30/2005
--------------------------------------------------------------------------------
Distributions paid from:
  Ordinary income ......................          $2,395,059          $1,230,197
                                                  ------------------------------
Total distributions ....................          $2,395,059          $1,230,197
                                                  ==============================

As of November 30, 2006, the components of accumulated earnings on a tax basis were as follows:

-------------------------------------------------------------------------------
Undistributed ordinary income -- net ..........................          $  295
Undistributed long-term capital gains -- net ..................              --
                                                                         ------
Total undistributed earnings -- net ...........................             295
Capital loss carryforward .....................................              --
Unrealized gains -- net .......................................           6,034*
                                                                         ------
Total accumulated earnings -- net .............................          $6,329
                                                                         ======

* The difference between book-basis and tax basis net unrealized gains is attributable to the deferral of post-October capital losses for tax purposes.

Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of Trustees of Merrill Lynch U.S. Treasury Money
Fund:

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Merrill Lynch U.S. Treasury Money Fund as of November 30, 2006, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of November 30, 2006, by correspondence with the custodian. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Merrill Lynch U.S. Treasury Money Fund as of November 30, 2006, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and its financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP
Princeton, New Jersey
January 22, 2007


12      MERRILL LYNCH U.S. TREASURY MONEY FUND          NOVEMBER 30, 2006

Disclosure of Investment Advisory Agreement

BlackRock Investment Advisory Agreement -- Matters Considered by the Board

The following disclosure appeared in the May 31, 2006 Semi-Annual Report of the Fund and is the discussion referred to in "New BlackRock Sub-Advisory Agreement -- Matters Considered by the Board" below.

In connection with the Transaction between Merrill Lynch and BlackRock, the Fund's Board of Trustees considered a new investment advisory agreement (the "New Investment Advisory Agreement") between the Fund and BlackRock Advisors, Inc. or its successor ("BlackRock Advisors"). If the New Investment Advisory Agreement is approved by the Fund's shareholders, it will become effective upon the expected closing of the Transaction, which is expected in the third quarter of 2006.

The Board discussed the New Investment Advisory Agreement at telephonic and in-person meetings held during April and May 2006. The Board, including the independent trustees, approved the New Investment Advisory Agreement at a meeting held on May 8, 2006.

To assist the Board in its consideration of the New Investment Advisory Agreement, BlackRock provided materials and information about BlackRock, including its financial condition and asset management capabilities and organization, and Merrill Lynch provided materials and information about the Transaction. The independent trustees, through their independent legal counsel, also requested and received additional information from Merrill Lynch and BlackRock in connection with their consideration of the New Investment Advisory Agreement. The additional information was provided in advance of the May 8, 2006 meeting. In addition, the independent trustees consulted with their counsel and Fund counsel on numerous occasions, discussing, among other things, the legal standards and certain other considerations relevant to the trustees' deliberations.

At the Board meetings, members of the Board discussed with Merrill Lynch management and certain BlackRock representatives the Transaction, its strategic rationale and BlackRock's general plans and intentions regarding the Fund. At these Board meetings, representatives of Merrill Lynch and BlackRock made presentations to and responded to questions from the Board. The trustees also inquired about the plans for and anticipated roles and responsibilities of certain employees and officers of the Investment Adviser and certain affiliates being transferred to BlackRock in connection with the Transaction. The independent trustees of the Board also conferred separately and with their counsel about the Transaction and other matters related to the Transaction on a number of occasions, including in connection with the April and May 2006 meetings. After the presentations and after reviewing the written materials provided, the independent trustees met in executive sessions with their counsel to consider the New Investment Advisory Agreement.

In connection with the Board's review of the New Investment Advisory Agreement, Merrill Lynch and/or BlackRock advised the trustees about a variety of matters. The advice included the following, among other matters:

o that there is not expected to be any diminution in the nature, quality and extent of services provided to the Fund and its shareholders by BlackRock Advisors, including compliance services;

o that operation of New BlackRock as an independent investment management firm will enhance its ability to attract and retain talented professionals;

o that the Fund should benefit from having access to BlackRock's state of the art technology and risk management analytic tools, including investment tools, provided under the BlackRock Solutions(R) brand name;

o that BlackRock has no present intention to alter any applicable expense waivers or reimbursements currently in effect and, while it reserves the right to do so in the future, it would seek the approval of the Board before making any changes;

o that BlackRock and Merrill Lynch will enter into an agreement, for an initial three-year period and automatically renewable from year to year thereafter, in connection with the Transaction under which Merrill Lynch-affiliated broker-dealers will continue to offer the Fund as an investment product;

o that BlackRock Advisors will have substantially the same access to the Merrill Lynch sales force when distributing shares of the Fund as is currently provided to the Investment Adviser and that other arrangements between the Investment Adviser and Merrill Lynch sales channels will be preserved;

o that the Fund will have access to BlackRock's network of third party brokers, retirement plan platforms and registered investment advisers;

o that under the Transaction Agreement, Merrill Lynch and BlackRock have agreed to conduct, and use reasonable best efforts to cause their respective affiliates to conduct,


        MERRILL LYNCH U.S. TREASURY MONEY FUND          NOVEMBER 30, 2006     13
      their respective businesses in compliance with the conditions of Section 15(f) of the Investment Company Act of 1940 (the "1940 Act") in relation to any public funds advised by BlackRock or the Investment Adviser (or its affiliates), respectively; and

o that Merrill Lynch and BlackRock would derive benefits from the Transaction and that, as a result, they have a different financial interest in the matters that were being considered than do Fund shareholders.

The trustees considered the information provided by Merrill Lynch and BlackRock above, and, among other factors, the following:

o the potential benefits to Fund shareholders from being part of a combined fund family with BlackRock-sponsored funds, including possible economies of scale and access to investment opportunities;

o the potential for expanding distribution of Fund shares through improved access to third party distribution;

o the reputation, financial strength and resources of BlackRock and its investment advisory subsidiaries and the anticipated financial strength and resources of New BlackRock;

o     the compliance policies and procedures of BlackRock Advisors;

o the terms and conditions of the New Investment Advisory Agreement, including the fact that the schedule of the Fund's total advisory fees will not increase by virtue of the New Investment Advisory Agreement, but will remain the same;

o that within the past year the Board performed a full annual review of the investment advisory agreement currently in effect for the Fund (the "Current Investment Advisory Agreement") as required by the 1940 Act and has determined that the Investment Adviser has the capabilities, resources and personnel necessary to provide the advisory and administrative services currently provided to the Fund; and that the advisory and/or management fees paid by the Fund, taking into account any applicable agreed-upon fee waivers and breakpoints, represent reasonable compensation to the Investment Adviser in light of the services provided, the costs to the Investment Adviser of providing those services, economies of scale, the fees and other expenses paid by similar funds (including information provided by Lipper, Inc. ["Lipper"]), and such other matters as the trustees have considered relevant in the exercise of their reasonable judgment (the Board had most recently performed a full annual review of the Current Investment Advisory Agreement in May 2005); and

o that Merrill Lynch agreed to pay all expenses of the Fund in connection with the Board's consideration of the New Investment Advisory Agreement and related agreements and all costs of shareholder approval of the New Investment Advisory Agreement and as a result the Fund would bear no costs in obtaining shareholder approval of the New Investment Advisory Agreement.

Certain of these considerations are discussed in more detail below.

In its review of the New Investment Advisory Agreement, the Board assessed the nature, scope and quality of the services to be provided to the Fund by the personnel of BlackRock Advisors and its affiliates, including administrative services, shareholder services, oversight of fund accounting, marketing services and assistance in meeting legal and regulatory requirements. In its review of the New Investment Advisory Agreement, the Board also considered a range of information in connection with its oversight of the services to be provided by BlackRock Advisors and its affiliates. Among the matters considered were: (a) fees (in addition to management fees) to be paid to BlackRock Advisors and its affiliates by the Fund; (b) Fund operating expenses paid to third parties; (c) the resources devoted to and compliance reports relating to the Fund's investment objective, policies and restrictions, and its compliance with its Code of Ethics and BlackRock Advisors' compliance policies and procedures; and
(d) the nature, cost and character of non-investment management services to be provided by BlackRock Advisors and its affiliates.

In the period prior to the Board meetings to consider renewal of the Current Investment Advisory Agreement, the Board had requested and received materials specifically relating to the agreement. These materials included (a) information compiled by Lipper on the fees and expenses and the investment performance of the Fund as compared to a comparable group of funds as classified by Lipper; (b) a discussion by the Fund's portfolio management team on investment strategies used by the Fund during its most recent fiscal year; (c) information on the profitability to the Investment Adviser of the Current Investment Advisory Agreement and other payments received by the Investment Adviser and its affiliates from the Fund; and (d) information provided by the Investment Adviser concerning services related to the valuation and pricing of


14      MERRILL LYNCH U.S. TREASURY MONEY FUND          NOVEMBER 30, 2006

Fund portfolio holdings, allocation of Fund brokerage fees, the Fund's portfolio turnover statistics, and direct and indirect benefits to the Investment Adviser and its affiliates from their relationship with the Fund.

In their deliberations, the trustees considered information received in connection with their most recent continuation of the Current Investment Advisory Agreement, in addition to information provided by BlackRock and BlackRock Advisors in connection with their evaluation of the terms and conditions of the New Investment Advisory Agreement. The trustees did not identify any particular information that was all-important or controlling, and each trustee attributed different weights to the various factors. The trustees, including a majority of the independent trustees, concluded that the terms of the New Investment Advisory Agreement are appropriate, that the fees to be paid are reasonable in light of the services to be provided to the Fund, and that the New Investment Advisory Agreement should be approved and recommended to Fund shareholders.

Nature, Quality and Extent of Services Provided -- The Board reviewed the nature, extent and quality of services provided by the Investment Adviser, including the investment advisory services and the resulting performance of the Fund, as well as the nature, quality and extent of services expected to be provided by BlackRock Advisors. The Board focused primarily on the Investment Adviser's investment advisory services and the Fund's investment performance, but also considered certain areas in which both the Investment Adviser and the Fund receive services as part of the Merrill Lynch complex. The Board compared the Fund's performance -- both including and excluding the effects of the Fund's fees and expenses -- to the performance of a comparable group of mutual funds, and the performance of a relevant index or combination of indexes. While the Board reviews performance data at least quarterly, consistent with the Investment Adviser's investment goals, the Board attaches more importance to performance over relatively long periods of time, typically three to five years.

In evaluating the nature, quality and extent of the services to be provided by BlackRock Advisors under the New Investment Advisory Agreement, the trustees considered, among other things, the expected impact of the Transaction on the operations, facilities, organization and personnel of BlackRock Advisors and how it would affect the Fund; the ability of BlackRock Advisors to perform its duties after the Transaction; and any anticipated changes to the current investment and other practices of the Fund. The directors considered BlackRock's advice as to proposed changes in portfolio management personnel of the Fund after the closing of the Transaction.

The trustees were given information with respect to the potential benefits to the Fund and its shareholders from having access to BlackRock's state of the art technology and risk management analytic tools, including the investment tools provided under the BlackRock Solutions brand name.

The trustees were advised that, as a result of Merrill Lynch's equity interest in BlackRock after the Transaction, the Fund will continue to be subject to restrictions concerning certain transactions involving Merrill Lynch affiliates (for example, transactions with a Merrill Lynch broker-dealer acting as principal) absent revised or new regulatory relief. The trustees were advised that a revision of existing regulatory relief with respect to these restrictions was being sought from the Securities and Exchange Commission and were advised of the possibility of receipt of such revised regulatory relief. There can be no assurance that such relief will be obtained.

Based on their review of the materials provided and the assurances they had received from the management of Merrill Lynch and of BlackRock, the trustees determined that the nature and quality of services to be provided to the Fund under the New Investment Advisory Agreement were expected to be as good or better than that provided under the Current Investment Advisory Agreement. It was noted, however, that it is expected that there will be changes in personnel following the Transaction and the combination of the operations of the Investment Adviser and its affiliates with those of BlackRock. The trustees noted that if current portfolio managers or other personnel cease to be available, the Board would consider all available options, which could include seeking the investment advisory or other services of BlackRock affiliates. Accordingly, the trustees concluded that, overall, they were satisfied at the present time with assurances from BlackRock and BlackRock Advisors as to the expected nature, extent and quality of the services to be provided to the Fund under the New Investment Advisory Agreement.

Costs of Services Provided and Profitability -- It was noted that, in conjunction with the recent review of the Current Investment Advisory Agreement, the trustees had received, among other things, a report from Lipper comparing the Fund's fees, expenses and performance to those of a peer group selected by Lipper, and information as to the fees charged by the Investment Adviser or its affiliates to other registered investment company clients for investment management services. The Board reviewed the Fund's contractual


        MERRILL LYNCH U.S. TREASURY MONEY FUND          NOVEMBER 30, 2006     15

Disclosure of Investment Advisory Agreement (concluded)

management fee rate and actual management fee rate as a percentage of total assets at common asset levels -- the actual rate includes advisory fees and the effects of any fee waivers -- compared to the other funds in its Lipper category. They also compared the Fund's total expenses to those of other comparable funds. The information showed that the Fund had fees and expenses within the range of fees and expenses of comparable funds. The Board considered the services to be provided by and the fees to be charged by BlackRock Advisors to other funds with similar investment mandates and noted that the fees charged by BlackRock Advisors in those cases, including fee waivers and expense reimbursements, were generally comparable to those being charged to the Fund. The Board also noted that, as a general matter, according to the information provided by BlackRock, fees charged to institutional clients were lower than the fees charged to the Fund, but BlackRock Advisors provided less extensive services to such clients. The Board concluded that the Fund's management fee and fee rate and overall expense ratio are reasonable compared to those of other comparable funds.

In evaluating the costs of the services to be provided by BlackRock Advisors under the New Investment Advisory Agreement, the trustees considered, among other things, whether advisory fees or other expenses would change as a result of the Transaction. Based on their review of the materials provided and the fact that the New Investment Advisory Agreement is substantially similar to the Current Investment Advisory Agreement in all material respects, including the rate of compensation, the trustees determined that the Transaction should not increase the total fees payable, including any fee waivers and expense reimbursements, for advisory and administrative services. The trustees noted that it was not possible to predict with certainty New BlackRock's future profitability from its relationship with the Fund.

The trustees discussed with BlackRock Advisors its general methodology to be used in determining New BlackRock's profitability with respect to its relationship with the Fund. The trustees noted that they expect to receive profitability information from New BlackRock on at least an annual basis and thus be in a position to evaluate whether any adjustments in Fund fees and/or fee breakpoints would be appropriate.

Fees and Economies of Scale -- The Board considered the extent to which economies of scale might be realized as the assets of the Fund increase and whether there should be changes in the management fee rate or structure in order to enable the Fund to participate in these economies of scale. The Board determined that changes were not currently necessary and that the Fund appropriately participated in these economies of scale.

In reviewing the Transaction, the trustees considered, among other things, whether advisory fees or other expenses would change as a result of the Transaction. Based on the fact that the New Investment Advisory Agreement is substantially similar to the Current Investment Advisory Agreement in all material respects, including the rate of compensation, the trustees determined that as a result of the Transaction, the Fund's total advisory fees would be no higher than the fees under its Current Investment Advisory Agreement. The trustees noted that in conjunction with their most recent deliberations concerning the Current Investment Advisory Agreement, the trustees had determined that the total fees for advisory and administrative services for the Fund were reasonable in light of the services provided. It was noted that in conjunction with the recent review of the Current Investment Advisory Agreement, the trustees had received, among other things, a report from Lipper comparing the Fund's fees, expenses and performance to those of a peer group selected by Lipper, and information as to the fees charged by the Investment Adviser to other registered investment company clients for investment management services. The trustees concluded that, because the rates for advisory fees for the Fund would be no higher than its current fee rates, the proposed management fee structure, including any fee waivers, was reasonable and that no additional changes were currently necessary.

Fall-Out Benefits -- In evaluating the fall-out benefits to be received by BlackRock Advisors under the New Investment Advisory Agreement, the trustees considered whether the Transaction would have an impact on the fall-out benefits received by the Investment Adviser by virtue of the Current Investment Advisory Agreement. Based on their review of the materials provided, including materials received in connection with their most recent approval or continuance of the Current Investment Advisory Agreement, and their discussions with management of the Investment Adviser and BlackRock, the trustees determined that those benefits could include increased ability for BlackRock to distribute shares of its funds and other investment products and, where applicable, to obtain research services using the Fund's portfolio transaction brokerage commissions. The trustees also considered possible benefits stemming from the proposal that PFPC Financial Services, an affiliate of BlackRock, serve as transfer agent for the Fund following the Transaction. The trustees noted that any benefits were difficult to quantify with


16      MERRILL LYNCH U.S. TREASURY MONEY FUND          NOVEMBER 30, 2006
certainty at this time, and indicated that they would continue to evaluate them going forward.

Investment Performance -- The trustees considered investment performance for the Fund. The trustees compared the Fund's performance -- both including and excluding the effects of the Fund's fees and expenses -- to the performance of a comparable group of mutual funds, and the performance of a relevant index or combination of indexes. The comparative information received from Lipper showed Fund performance at various levels within the range of performance of comparable funds over different time periods. While the Board reviews performance data at least quarterly, consistent with the Investment Adviser's investment goals, the Board attaches more importance over relatively long periods of time, typically three to five years. The trustees believed the Fund's performance was satisfactory. Also, the trustees took into account the investment performance of funds currently advised by BlackRock Advisors. The Board considered comparative information from Lipper which showed that the performance of the funds advised by BlackRock Advisors was within the range of performance of comparable funds over different time periods. The Board noted BlackRock's considerable investment management experience and capabilities, but were unable to predict what effect, if any, consummation of the Transaction would have on the future performance of the Fund.

Conclusion -- After the independent trustees of the Fund deliberated in executive session, the entire Board, including the independent trustees, approved the New Investment Advisory Agreement, concluding that the advisory fee rate was reasonable in relation to the services provided and that the New Investment Advisory Agreement was in the best interests of the shareholders. In approving the New Investment Advisory Agreement, the Board noted that it anticipated reviewing the continuance of the agreement in advance of the expiration of the initial two-year period.

Contingent BlackRock Sub-Advisory Agreement -- Matters Considered by the Board

At the telephonic and in-person meetings held during April and May 2006 at which the Board of Trustees discussed and approved the New Investment Advisory Agreement, the Board, including the independent trustees, also considered a contingent sub-advisory agreement (the "Contingent Sub-Advisory Agreement") between the Investment Adviser and BlackRock Advisors (the "BlackRock Sub-Adviser"). The Contingent Sub-Advisory Agreement is intended to ensure that the Fund operates with efficient portfolio management services until the closing of the Transaction, in the event that the Board deems it necessary and in the best interests of the Fund and its shareholders that the BlackRock Sub-Adviser assist in managing the operations of the Fund during the interim period until the closing of the Transaction. If shareholders approve the Contingent Sub-Advisory Agreement, it will take effect only upon recommendation from the Investment Adviser and upon subsequent approval of the Board in the period up to the closing of the Transaction. The effectiveness of the Contingent Sub-Advisory Agreement, therefore, would be contingent on further Board approval after shareholders approve it. Pursuant to the Contingent Sub-Advisory Agreement, the BlackRock Sub-Adviser would receive a monthly fee from the Investment Adviser equal to 50% of the advisory fee received by the Investment Adviser. The Investment Adviser would pay the BlackRock Sub-Adviser out of its own resources. There would be no increase in Fund expenses as a result of the Contingent Sub-Advisory Agreement.

In making its approval at the May in-person meeting, the Board considered the Contingent Sub-Advisory Agreement in conjunction with the New Investment Advisory Agreement and reviewed the same information and factors discussed above. The Board also considered, in conjunction with the Contingent Sub-Advisory Agreement, the necessity of ensuring that the Fund operates with effective management services until the closing of the Transaction. In reviewing the sub-advisory fee rate provided in the Contingent Sub-Advisory Agreement, the Board took note of the fact that both the Investment Adviser and the BlackRock Sub-Adviser would have significant responsibilities under their respective advisory agreements. The Investment Adviser would remain responsible for oversight of the Fund's operations and administration and the BlackRock Sub-Adviser would provide advisory services to the Fund under the Contingent Sub-Advisory Agreement. The Board also took into account the expected short duration of the term of any Contingent Sub-Advisory Agreement and the fact that total advisory fees paid by the Fund would not increase as a result of the Contingent Sub-Advisory Agreement. Under all of the circumstances, the Board concluded that it was a reasonable allocation of fees for the BlackRock Sub-Adviser to receive 50% of the advisory fee paid by the Fund to the Investment Adviser.

After the independent trustees deliberated in executive session, the entire Board, including the independent trustees, approved the Contingent Sub-Advisory Agreement, concluding that the advisory fee was reasonable in relation to the services provided and that the Contingent Sub-Advisory Agreement was in the best interests of shareholders.


        MERRILL LYNCH U.S. TREASURY MONEY FUND          NOVEMBER 30, 2006     17

Disclosure of Sub-Advisory Agreement

New BlackRock Sub-Advisory Agreement -- Matters Considered by the Board

At an in-person meeting held on August 16-17, 2006, the Board, including the independent trustees, discussed and approved the sub-advisory agreement between BlackRock Advisors and its affiliate, BlackRock Institutional Management Corporation (the "Sub-Adviser") (the "BlackRock Sub-Advisory Agreement"). The BlackRock Sub-Advisory Agreement became effective on September 29, 2006, at the same time the New Investment Advisory Agreement with BlackRock Advisors (which had been approved by the Fund's shareholders) became effective.

Pursuant to the BlackRock Sub-Advisory Agreement, the Sub-Adviser receives a monthly fee from BlackRock Advisors equal to 59% of the advisory fee received by BlackRock Advisors from the Fund. BlackRock Advisors pays the Sub-Adviser out of its own resources, and there is no increase in Fund expenses as a result of the BlackRock Sub-Advisory Agreement.

In approving the BlackRock Sub-Advisory Agreement at the August in-person meeting, the Board reviewed their considerations in connection with their approval of the New Investment Advisory Agreement in May 2006. The Board relied on the same information and considered the same factors as those discussed above in connection with the approval of the New Investment Advisory Agreement. In reviewing the sub-advisory fee rate provided for in the BlackRock Sub-Advisory Agreement, the Board noted the fact that both BlackRock Advisors and the Sub-Adviser have significant responsibilities under their respective advisory agreements. Under the New Investment Advisory Agreement, BlackRock Advisors remains responsible for the overall management of the Fund and for oversight of the Fund's operations and administration. Under the BlackRock Sub-Advisory Agreement, the Sub-Adviser provides advisory services to the Fund and is responsible for the day-to-day management of the Fund's portfolio. The Board also took into account the fact that there is no increase in total advisory fees paid by the Fund as a result of the BlackRock Sub-Advisory Agreement. Based on its considerations, the Board concluded that it was a reasonable allocation of fees for the Sub-Adviser to receive 59% of the advisory fee paid by the Fund to BlackRock Advisors.

After the independent trustees deliberated in executive session, the entire Board, including the independent trustees, approved the BlackRock Sub-Advisory Agreement, concluding that the sub-advisory fee was reasonable in relation to the services provided and that the BlackRock Sub-Advisory Agreement was in the best interests of the Fund's shareholders.

MLIM Management Agreement -- Matters Considered by the Board

At the August 2006 in-person Board meeting, the Board of Trustees considered approval of the renewal of the Fund's management agreement with Merrill Lynch Investment Managers, L.P. ("MLIM"), the Fund's manager at that time ("MLIM") (the "MLIM Management Agreement"). The MLIM Management Agreement remained in effect until September 29, 2006, at which time it was superseded by the New Investment Advisory Agreement.

In connection with its consideration of the MLIM Management Agreement, the Board assessed the nature, scope and quality of the services provided to the Fund by the personnel of MLIM and its affiliates, including administrative services, shareholder services, oversight of fund accounting, marketing services and assistance in meeting legal and regulatory requirements. The Board also received and assessed information regarding the services provided to the Fund by certain unaffiliated service providers.

At various times throughout the year, the Board also considered a range of information in connection with its oversight of the services provided by the manager and its affiliates. Among the matters considered were (a) fees (in addition to management fees) paid to MLIM and its affiliates by the Fund, such as transfer agency fees and fees for marketing and distribution; (b) Fund operating expenses paid to third parties; (c) the resources devoted to and compliance reports relating to the Fund's investment objective, policies and restrictions, and its compliance with its Code of Ethics and compliance policies and procedures; and (d) the nature, cost and character of non-investment management services provided by MLIM and its affiliates.

The Board noted its view of MLIM as one of the most experienced global asset management firms and considered the overall services provided by MLIM to be of high quality. The Board also noted its view of MLIM as financially sound and well managed and noted MLIM's affiliation with one of America's largest financial firms.


18      MERRILL LYNCH U.S. TREASURY MONEY FUND          NOVEMBER 30, 2006

In the period prior to the Board meeting to consider renewal of the MLIM Management Agreement, the Board requested and received materials specifically relating to the MLIM Management Agreement. These materials included (a) information compiled by Lipper on the fees and expenses and the investment performance of the Fund as compared to a comparable group of funds as classified by Lipper; (b) sales and redemption data for the Fund; (c) a discussion by the Fund's portfolio management team regarding investment strategies used by the Fund during its most recent fiscal year; (d) information on the profitability to MLIM and its affiliates of the MLIM Management Agreement and certain other relationships with the Fund; and (e) information provided by MLIM concerning management fees charged to other clients, such as retail funds and institutional funds, under similar investment mandates. The Board also considered other matters it deemed important to the approval process, such as payments made to the manager or its affiliates relating to the distribution of Fund shares, services related to the valuation and pricing of Fund portfolio holdings, allocation of Fund brokerage fees and direct and indirect benefits to MLIM and its affiliates from their relationship with the Fund. The Board did not identify any particular information as controlling, and each member of the Board may have attributed different weights to the various items considered.

The review by the independent trustees and the Board included the following:

Services Provided by MLIM -- The Board reviewed the nature, extent and quality of services provided by MLIM, including the management services and the resulting performance of the Fund. The Board focused primarily on MLIM's investment advisory services and the Fund's investment performance. The Board compared Fund performance -- both including and excluding the effects of the Fund's fees and expenses -- to the performance of a comparable group of mutual funds and the performance of a relevant index or combination of indexes. While the Board reviews performance data at least quarterly, consistent with the manager's investment goals, the Board attaches more importance to performance over relatively long periods of time, typically three to five years. For the periods ended February 28, 2006, the Fund's performance after fees and expenses ranked in the second quintile of a comparable group of funds for the one- and three- year periods and in the third quintile for the five-year period. Considering these factors, the Board concluded that the Fund's performance supported the continuation of the MLIM Management Agreement.

MLIM's Personnel and Investment Process -- The Board reviewed the Fund's investment objectives and strategies and discussed with MLIM's senior management responsible for investment operations and the senior management of MLIM's money market investing group the strategies being used to achieve the stated objectives. Among other things, the Board considered the size, education and experience of MLIM's investment staff, its use of technology, and MLIM's approach to training and retaining portfolio managers and other research, advisory and management personnel. The Board also reviewed MLIM's compensation policies and practices with respect to the Fund's portfolio manager. The Board also considered the experience of Ms. Macauley, the Fund's portfolio manager at that time. The Board considered the extensive experience of MLIM and its investment staff in analyzing and managing the types of investments used by the Fund. The Board concluded that the Fund benefits from that experience.

Management Fees and Other Expenses -- The Board reviewed the Fund's contractual management fee rate and actual management fee rate as a percentage of total assets at common asset levels -- the actual rate includes advisory and administrative service fees and the effects of any fee waivers -- compared to the other funds in its Lipper category. It also compared the Fund's total expenses to those of other comparable funds. The Board considered the services provided to and the fees charged by MLIM to other types of clients, such as retail funds and an institutional fund, with similar investment mandates. The Board noted that the contractual fees charged by MLIM to the retail funds were comparable to those being charged to the Fund. The Board noted that the contractual fees charged by MLIM to the institutional fund were less than the fees being charged to the Fund but determined that the fees charged to the institutional fund reflected the economies of scale attributable to the institutional fund's much larger assets. The Board noted MLIM's agreement to continue its voluntary waiver of a portion of the management fee. The Board also noted that the Fund's contractual management fees were at the median of fees charged to comparable funds as classified by Lipper, while the Fund's actual management fees and actual total expenses were lower than the medians of actual management fees and total expenses of comparable funds. The Board concluded that the Fund's management fee rate and overall expense ratio were acceptable compared to those of other comparable funds.


        MERRILL LYNCH U.S. TREASURY MONEY FUND          NOVEMBER 30, 2006     19

Disclosure of Sub-Advisory Agreement (concluded)

Profitability -- The Board considered the cost of the services provided to the Fund by MLIM and MLIM's and its affiliates' profits relating to the management and distribution of the Fund and other funds advised by MLIM and its affiliates. As part of its analysis, the Board reviewed MLIM's methodology in allocating its costs to the management of the Fund and concluded that there was a reasonable basis for the allocation. The Board concluded that the profits of MLIM and its affiliates were acceptable in relation to the nature and quality of services provided and given the level of fees and expenses overall.

Economies of Scale -- The Board considered the extent to which economies of scale might be realized as the assets of the Fund increase and whether there should be changes in the management fee rate or structure in order to enable the Fund to participate in these economies of scale. While the Board concluded that it did not believe that the Fund's assets have reached a level where such economies are effectively available, the Board noted that it would continue to monitor information relating to economies of scale. The Board also noted MLIM's agreement to continue its voluntary waiver of a portion of the management fee.

Conclusion

After the independent Trustees deliberated in executive session, the entire Board, including all of the independent Trustees, approved the renewal of the existing MLIM Management Agreement, concluding that the advisory fee was reasonable in relation to the services provided and that a contract renewal was in the best interests of Fund shareholders.


20      MERRILL LYNCH U.S. TREASURY MONEY FUND          NOVEMBER 30, 2006

Officers and Trustees

                                                                                                       Number of
                                                                                                       Funds and
                                                                                                       Portfolios in   Other Public
                           Position(s)  Length of                                                      Fund Complex    Directorships
                           Held with    Time                                                           Overseen by     Held by
Name        Address & Age  Fund         Served   Principal Occupation(s) During Past 5 Years           Trustee         Trustee
====================================================================================================================================
Interested Trustee
------------------------------------------------------------------------------------------------------------------------------------
Robert C.   P.O. Box 9011  President    2005 to  Vice Chairman and Director of BlackRock, Inc.,        122 Funds       None
Doll, Jr.*  Princeton, NJ  and          present  Global Chief Investment Officer for Equities,         168 Portfolios
            08543-9011     Trustee               Chairman of the BlackRock Retail Operating
            Age: 52                              Committee, and member of the BlackRock Executive
                                                 Committee since 2006; President of the funds
                                                 advised by Merrill Lynch Investment Managers, L.P.
                                                 ("MLIM") and its affiliates ("MLIM/FAM-advised
                                                 funds") from 2005 to 2006; President and Chief
                                                 Investment Officer of MLIM and Fund Asset
                                                 Management, L.P. ("FAM") from 2001 to 2006; Co-Head
                                                 (Americas Region) thereof from 2000 to 2001 and
                                                 Senior Vice President from 1999 to 2001; President
                                                 and Director of Princeton Services, Inc.
                                                 ("Princeton Services") and President of Princeton
                                                 Administrators, L.P. ("Princeton Administrators")
                                                 from 2001 to 2006; Chief Investment Officer of
                                                 OppenheimerFunds, Inc. in 1999 and Executive Vice
                                                 President thereof from 1991 to 1999.
            ------------------------------------------------------------------------------------------------------------------------
            *     Mr. Doll is a director, trustee or member of an advisory board of certain other investment companies for which
                  BlackRock Advisors acts as investment adviser. Mr. Doll is an "interested person," as described in the Investment
                  Company Act, of the Fund based on his current and former positions with BlackRock, Inc. and its affiliates.
                  Trustees serve until their resignation, removal or death, or until December 31 of the year in which they turn 72.
                  As Fund President, Mr. Doll serves at the pleasure of the Board of Trustees.

====================================================================================================================================
Independent Trustees*
------------------------------------------------------------------------------------------------------------------------------------
Donald W.   P.O. Box 9095  Trustee      2002 to  General Partner of The Burton Partnership, Limited    21 Funds        Knology, Inc.
Burton      Princeton, NJ               present  Partnership (an investment partnership) since 1979;   38 Portfolios   (telecommuni-
            08543-9095                           Managing General Partner of The South Atlantic                        cations) and
            Age: 62                              Venture Funds since 1983; Member of the                               Symbion, Inc.
                                                 Investment Advisory Council of the Florida State                      (health care)
                                                 Board of Administration since 2001.
------------------------------------------------------------------------------------------------------------------------------------
John        P.O. Box 9095  Trustee      2005 to  President and Chief Executive Officer of Allmerica    21 Funds        Cabot Corpor-
Francis     Princeton, NJ               present  Financial Corporation (financial services holding     38 Portfolios   ation (chem-
O'Brien     08543-9095                           company) from 1995 to 2002 and Director from 1995                     cals), LKQ
            Age: 63                              to 2003; President of Allmerica Investment                            Corporation
                                                 Management Co., Inc. (investment adviser) from 1989                   (auto parts
                                                 to 2002, Director from 1989 to 2002 and Chairman of                   manufactur-
                                                 the Board from 1989 to 1990; President, Chief                         ing) and TJX
                                                 Executive Officer and Director of First Allmerica                     Companies,
                                                 Financial Life Insurance Company from 1989 to 2002                    Inc.
                                                 and Director of various other Allmerica Financial                     (retailer)
                                                 companies until 2002; Director from 1989 to 2006,
                                                 Member of the Governance Nominating Committee from
                                                 2004 to 2006, Member of the Compensation Committee
                                                 from 1989 to 2006 and Member of the Audit Committee
                                                 from 1990 to 2004 of ABIOMED; Director, Member of
                                                 the Governance and Nomination Committee and Member
                                                 of the Audit Committee of Cabot Corporation since
                                                 1990; Director and Member of the Audit Committee
                                                 and Compensation Committee of LKQ Corporation since
                                                 2003; Lead Director of TJX Companies, Inc. since
                                                 1996; Trustee of the Woods Hole Oceanographic
                                                 Institute since 2003.


        MERRILL LYNCH U.S. TREASURY MONEY FUND          NOVEMBER 30, 2006     21

Officers and Trustees (concluded)

                                                                                                       Number of
                                                                                                       Funds and
                                                                                                       Portfolios in   Other Public
                           Position(s)  Length of                                                      Fund Complex    Directorships
                           Held with    Time                                                           Overseen by     Held by
Name        Address & Age  Fund         Served   Principal Occupation(s) During Past 5 Years           Trustee         Trustee
====================================================================================================================================
Independent Trustees* (concluded)
------------------------------------------------------------------------------------------------------------------------------------
David H.    P.O. Box 9095  Trustee      2003 to  Consultant with Putnam Investments from 1993 to       21 Funds        None
Walsh       Princeton, NJ               present  2003, and employed in various capacities therewith    38 Portfolios
            08543-9095                           from 1973 to 1992; Director, Massachusetts Audubon
            Age: 65                              Society from 1990 to 1997; Director, The National
                                                 Audubon Society from 1998 to 2005; Director, The
                                                 American Museum of Fly Fishing since 1997.

------------------------------------------------------------------------------------------------------------------------------------
Fred G.     P.O. Box 9095  Trustee      1998 to  Managing Director of FGW Associates since 1997;       21 Funds        Watson
Weiss **    Princeton, NJ               present  Vice President, Planning, Investment and Devel-       38 Portfolios   Pharma-
            08543-9095                           opment of Warner Lambert Co. from 1979 to 1997;                       ceuticals,
            Age: 65                              Director of Michael J. Fox Foundation for                             Inc. (pharma-
                                                 Parkinson's Research since 2000; Director of BTG                      ceutical
                                                 International Plc (a global technology                                company)
                                                 commercialization company) since 2001.
            ------------------------------------------------------------------------------------------------------------------------
            *     Trustees serve until their resignation, removal or death, or until December 31 of the year in which they turn 72.
            **    Chairman of the Board of Trustees and the Audit Committee.

====================================================================================================================================
Fund Officers*
------------------------------------------------------------------------------------------------------------------------------------
Donald C.   P.O. Box 9011  Vice         Vice       Managing Director of BlackRock, Inc. since 2006; Managing Director of Merrill
Burke       Princeton, NJ  President    President  Lynch Investment Managers, L.P. ("MLIM") and Fund Asset Management, L.P. ("FAM")
            08543-9011     and          1993 to    in 2006; First Vice President of MLIM and FAM from 1997 to 2005 and Treasurer
            Age: 46        Treasurer    present;   thereof from 1999 to 2006; Vice President of MLIM and FAM from 1990 to 1997.
                                        Treasurer
                                        1999 to
                                        present
------------------------------------------------------------------------------------------------------------------------------------
Jeffrey     P.O. Box 9011  Fund Chief   2004 to    Managing Director of BlackRock, Inc. and Fund Chief Compliance Officer since
Hiller      Princeton, NJ  Compliance   present    2006; Chief Compliance Officer of the MLIM/FAM-advised funds and First Vice
            08543-9011     Officer                 President and Chief Compliance Officer of MLIM (Americas Region) from 2004 to
            Age: 55                                2006; Chief Compliance Officer of the IQ Funds since 2004; Global Director of
                                                   Compliance at Morgan Stanley Investment Management from 2002 to 2004; Managing
                                                   Director and Global Director of Compliance at Citigroup Asset Management from
                                                   2000 to 2002; Chief Compliance Officer at Soros Fund Management in 2000; Chief
                                                   Compliance Officer at Prudential Financial from 1995 to 2000; Senior Counsel in the Securities and Exchange Commission's Division of Enforcement in Washington,
                                                   D.C. from 1990 to 1995.
------------------------------------------------------------------------------------------------------------------------------------
Alice A.    P.O. Box 9011  Secretary    2004 to    Director of BlackRock, Inc. since 2006; Director (Legal Advisory) of MLIM from
Pellegrino  Princeton, NJ               present    2002 to 2006; Vice President of MLIM from 1999 to 2002; Attorney associated with
            08543-9011                             MLIM from 1997 to 2006; Secretary of MLIM, FAM, FAM Distributors, Inc. and
            Age: 46                                Princeton Services from 2004 to 2006.
            ------------------------------------------------------------------------------------------------------------------------
            *     Officers of the Fund serve at the pleasure of the Board of Trustees.
------------------------------------------------------------------------------------------------------------------------------------
            Further information about the Fund's Officers and Trustees is available in the Fund's Statement of Additional
            Information, which can be obtained without charge by calling 1-800-441-7762.
------------------------------------------------------------------------------------------------------------------------------------

Custodian

The Bank of New York
100 Church Street
New York, NY 10286

Transfer Agent

Financial Data Services, Inc.
4800 Deer Lake Drive East
Jacksonville, FL 32246-6484


22      MERRILL LYNCH U.S. TREASURY MONEY FUND          NOVEMBER 30, 2006

BlackRock Privacy Principles

BlackRock is committed to maintaining the privacy of its current and former fund investors and individual clients (collectively, "Clients") and to safeguarding their nonpublic personal information. The following information is provided to help you understand what personal information BlackRock collects, how we protect that information and why in certain cases we share such information with select parties.

If you are located in a jurisdiction where specific laws, rules or regulations require BlackRock to provide you with additional or different privacy-related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.

BlackRock obtains or verifies personal nonpublic information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your financial intermediary, on applications, forms or other documents; (ii) information about your transactions with us, our affiliates, or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our Web sites.

BlackRock does not sell or disclose to nonaffiliated third parties any nonpublic personal information about its Clients, except as permitted by law or as is necessary to service Client accounts. These nonaffiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.

We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or services that may be of interest to you. In addition, BlackRock restricts access to nonpublic personal information about its Clients to those BlackRock employees with a legitimate business need for the information. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the nonpublic personal information of its Clients, including procedures relating to the proper storage and disposal of such information.

Availability of Quarterly Schedule of Investments

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission ("SEC") for the first and third quarters of each fiscal year on Form N-Q. The Fund's Forms N-Q are available on the SEC's Web site at http://www.sec.gov. The Fund's Forms N-Q may also be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Electronic Delivery

Electronic copies of most financial reports and prospectuses are available on the Fund's Web site. Shareholders can sign up for e-mail notifications of quarterly statements, annual and semi-annual reports and prospectuses by enrolling in the Fund's electronic delivery program.

To enroll:

Shareholders Who Hold Accounts with Investment Advisers, Banks or Brokerages:

Please contact your financial adviser. Please note that not all investment advisers, banks or brokerages may offer this service.


        MERRILL LYNCH U.S. TREASURY MONEY FUND          NOVEMBER 30, 2006     23

This report is transmitted to shareholders only. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless accompanied or preceded by the Fund's current prospectus. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. Past performance results shown in this report should not be considered a representation of future performance, which will fluctuate. Refer to www.blackrock.com to obtain performance data current to the most recent month-end. Statements and other information herein are as dated and are subject to change.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available (1) without charge, upon request, by calling toll-free 1-800-441-7762; (2) at www.blackrock.com; and (3) on the Securities and Exchange Commission's Web site at http://www.sec.gov. Information about how the Fund voted proxies relating to securities held in the Fund's portfolio during the most recent 12-month period ended June 30 is available (1) at www.blackrock.com and (2) on the Securities and Exchange Commission's Web site at http://www.sec.gov.

Merrill Lynch U.S. Treasury Money Fund
P.O. Box 9011
Princeton, NJ 08543-9011

                                                                 #13966 -- 11/06

Item 2 - Code of Ethics - The registrant has adopted a code of ethics, as of the end of the period covered by this report, that applies to the registrant's principal executive officer, principal financial officer and principal accounting officer, or persons performing similar functions. A copy of the code of ethics is available without charge at www.blackrock.com.

Item 3 - Audit Committee Financial Expert - The registrant's board of directors has determined that (i) the registrant has the following audit committee financial experts serving on its audit committee and (ii) each audit committee financial expert is independent: (1) Donald W. Burton, (2) Laurie Simon Hodrick (resigned as of May 1, 2006), (3) John
         F. O'Brien, (4) David H. Walsh and (5) Fred G. Weiss.

         The registrant's board of directors has determined that Laurie Simon Hodrick and M. Colyer Crum qualify as financial experts pursuant to
         Item 3(c)(4) of Form N-CSR.

         Ms. Hodrick has a thorough understanding of generally accepted accounting principals, financial statements, and internal controls and procedures for financial reporting. Ms. Hodrick earned a Ph.D. in economics and has taught courses in finance for over 15 years. Her M.B.A.-level course centers around the evaluation and analysis of firms' corporate financial statements. She has also taught in financial analysts' training programs. Ms. Hodrick has also worked with several prominent corporations in connection with the analysis of financial forecasts and projections and analysis of the financial statements of those companies, serving on the Financial Advisory Council of one of these major corporations. She has also served as the Treasurer and Finance Chair of a 501(c)(3) organization. Ms. Hodrick has published a number of articles in leading economic and financial journals and is the associate editor of two leading finance journals.

Item 4 - Principal Accountant Fees and Services

         (a) Audit Fees -         Fiscal Year Ending November 30, 2006 - $23,500
                                  Fiscal Year Ending November 30, 2005 - $23,000

         (b) Audit-Related Fees - Fiscal Year Ending November 30, 2006 - $0
                                  Fiscal Year Ending November 30, 2005 - $0

         (c) Tax Fees -           Fiscal Year Ending November 30, 2006 - $6,000
                                  Fiscal Year Ending November 30, 2005 - $5,700

         The nature of the services include tax compliance, tax advice and tax planning.

         (d) All Other Fees -     Fiscal Year Ending November 30, 2006 - $0
                                  Fiscal Year Ending November 30, 2005 - $0

         (e)(1) The registrant's audit committee (the "Committee") has adopted policies and procedures with regard to the pre-approval of services. Audit, audit-related and tax compliance services provided to the registrant on an annual basis require specific pre-approval by the Committee. The Committee also must approve other non-audit services provided to the registrant and those non-audit services provided to the registrant's affiliated service providers that relate directly to the operations and the financial reporting of the registrant. Certain of these non-audit services that the Committee believes are a) consistent with the SEC's auditor independence rules and b) routine and recurring services that will not impair the independence of the independent accountants may be approved by the Committee without consideration on a specific case-by-case basis ("general pre-approval"). However, such services will only be deemed pre-approved provided that any individual project does not exceed $5,000 attributable to the registrant or $50,000 for all of the registrants the Committee oversees. Any proposed services exceeding the pre-approved cost levels will require specific pre-approval by the Committee, as will any other services not subject to general pre-approval (e.g., unanticipated but permissible services). The Committee is informed of each service approved subject to general pre-approval at the next regularly scheduled in-person board meeting.

         (e)(2) 0%

         (f) Not Applicable

         (g) Fiscal Year Ending November 30, 2006 - $3,138,117
             Fiscal Year Ending November 30, 2005 - $5,738,110

         (h) The registrant's audit committee has considered and determined that the provision of non-audit services that were rendered to the registrant's investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

         Regulation S-X Rule 2-01(c)(7)(ii) - $1,739,500 , 0%

Item 5 - Audit Committee of Listed Registrants - Not Applicable

Item 6 - Schedule of Investments - Not Applicable

Item 7 - Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies - Not Applicable

Item 8 - Portfolio Managers of Closed-End Management Investment Companies - Not Applicable

Item 9 - Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers - Not Applicable

Item 10 - Submission of Matters to a Vote of Security Holders - Not Applicable

Item 11 - Controls and Procedures

11(a) - The registrant's certifying officers have reasonably designed such disclosure controls and procedures to ensure material information relating to the registrant is made known to us by others particularly during the period in which this report is being prepared. The registrant's certifying officers have determined that the registrant's disclosure controls and procedures are effective based on our evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

11(b) - As of September 29, 2006, with the conclusion of the combination of Merrill Lynch's asset management business with BlackRock, the registrant was migrated to BlackRock's trading and compliance monitoring systems, and various personnel changes occurred. In conjunction with these business improvements, there were no changes in the registrants internal control over financial reporting (as defined in Rule 30a-3(d) under Act (17 CFR 270.30a-3(d)) that occurred during the last fiscal half-year of the period covered by this report that has materially affected, or is reasonably likely to affect, the registrant's internal control over financial reporting.

Item 12 - Exhibits attached hereto

12(a)(1) - Code of Ethics - See Item 2

12(a)(2) - Certifications - Attached hereto

12(a)(3) - Not Applicable

12(b) - Certifications - Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Merrill Lynch U.S. Treasury Money Fund


By: /s/ Robert C. Doll, Jr.
    ---------------------------------
    Robert C. Doll, Jr.,
    Chief Executive Officer of
    Merrill Lynch U.S. Treasury Money Fund

Date: January 29, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Robert C. Doll, Jr.
    ---------------------------------
    Robert C. Doll, Jr.,
    Chief Executive Officer of
    Merrill Lynch U.S. Treasury Money Fund

Date: January 29, 2007


By: /s/ Donald C. Burke
    ---------------------------------
    Donald C. Burke,
    Chief Financial Officer of
    Merrill Lynch U.S. Treasury Money Fund

Date: January 29, 2007